INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
INTANGIBLE ASSETS, NET
Gross Carrying Amount	¥ 30,273		¥ 29,618
Accumulated Amortization	(26,890)		(22,549)
Net Book Value	3,383		7,069		$ 484
Amortization expenses	4,341	$ 621	5,673	¥ 21,985
Impairment charges	0		0	21,660
Cost of Revenue
INTANGIBLE ASSETS, NET
Impairment charges				10,530
Sales and Marketing Expenses
INTANGIBLE ASSETS, NET
Impairment charges				¥ 11,130
License
INTANGIBLE ASSETS, NET
Gross Carrying Amount	30,029		29,374
Accumulated Amortization	(26,646)		(22,305)
Net Book Value	¥ 3,383		¥ 7,069
License | Weighted Average
INTANGIBLE ASSETS, NET
Amortization Period (in years)	6 months		1 year 2 months 12 days		6 months
Domain Name
INTANGIBLE ASSETS, NET
Gross Carrying Amount	¥ 244		¥ 244
Accumulated Amortization	¥ (244)		¥ (244)